Non-current assets held for sale	6 Months Ended
Jun. 30, 2020
Non-current assets held for sale
Non-current assets held for sale	Non-current assets held for sale
The detail, by nature, of the Group’s non-current assets held for sale at 30 June 2020 and 31 December 2019 is as follows presented by nature:

	Million euros
	30-06-2020	31-12-2019
Tangible assets	4,636	4,588
Of which:
Foreclosed assets	4,363	4,485
Of which: Property assets in Spain	3,718	3,667
Other tangible assets held for sale	273	103
Other assets	283	13
	4,919	4,601

On 30 June 2020, the allowance that covers the value of the foreclosed assets represents the 49% (31 December 2019: 49%). The charges recorded in the first six months of 2020 and 2019 amounted to EUR 167 million and EUR 160 million, respectively, and the recoveries undergone during those periods amount to EUR 19 million and EUR 32 million, respectively.